Income and expenses - Net other operating income (expense) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Government grants	€ 5,263	€ 4,658	€ 4,342
Amortization intangibles purchase price allocation	(2,013)	(1,994)	(1,064)
Allowance for doubtful debtors	210	(1,065)	(454)
Capitalized expenses (asset construction)	166	16	123
Net foreign currency exchange gains / (losses)	0	246	(235)
Tax Credits	665	706	899
Fair value adjustment Cenat liability	0	192	0
Personnel related income	37	168	0
Other	1,104	844	930
Total	€ 5,432	€ 3,771	€ 4,541	[1]

[1]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination.